Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Refund liability	¥ 6,625	¥ 2,452